Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000016568 | Oversea-Chinese Banking Corp., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016568 | Shionogi & Co., Ltd
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016568 | Lloyds Banking Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016568 | ArcelorMittal SA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000016568 | Volvo AB
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000016568 | Ono Pharmaceutical Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000016568 | Holcim AG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016568 | Otsuka Holdings Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016568 | Infineon Technologies AG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016568 | Nintendo Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016568 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016568 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000016568 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000016568 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016568 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016568 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016568 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016568 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016568 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016568 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016568 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016568 | Japan
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000016568 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016568 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016568 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016568 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016568 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016568 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016568 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016568 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016568 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016568 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000016568 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016568 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016568 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016571 | Oversea-Chinese Banking Corp., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016571 | Shionogi & Co., Ltd
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016571 | Lloyds Banking Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016571 | ArcelorMittal SA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000016571 | Volvo AB
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000016571 | Ono Pharmaceutical Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000016571 | Holcim AG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016571 | Otsuka Holdings Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016571 | Infineon Technologies AG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016571 | Nintendo Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016571 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016571 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000016571 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000016571 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016571 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016571 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016571 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016571 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016571 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016571 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016571 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016571 | Japan
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000016571 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016571 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016571 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016571 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016571 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016571 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016571 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016571 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016571 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016571 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000016571 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016571 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016571 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000149477 | Oversea-Chinese Banking Corp., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000149477 | Shionogi & Co., Ltd
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000149477 | Lloyds Banking Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000149477 | ArcelorMittal SA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000149477 | Volvo AB
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000149477 | Ono Pharmaceutical Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000149477 | Holcim AG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000149477 | Otsuka Holdings Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000149477 | Infineon Technologies AG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000149477 | Nintendo Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000149477 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000149477 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000149477 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000149477 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000149477 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000149477 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000149477 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000149477 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000149477 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000149477 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000149477 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000149477 | Japan
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000149477 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000149477 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000149477 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000149477 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000149477 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000149477 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000149477 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000149477 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000149477 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000149477 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000149477 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000149477 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000149477 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016572 | Oversea-Chinese Banking Corp., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016572 | Shionogi & Co., Ltd
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016572 | Lloyds Banking Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016572 | ArcelorMittal SA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000016572 | Volvo AB
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000016572 | Ono Pharmaceutical Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000016572 | Holcim AG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016572 | Otsuka Holdings Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016572 | Infineon Technologies AG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016572 | Nintendo Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016572 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016572 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000016572 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000016572 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016572 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016572 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016572 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016572 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016572 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016572 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016572 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016572 | Japan
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000016572 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016572 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016572 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016572 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016572 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016572 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016572 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016572 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016572 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016572 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000016572 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016572 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016572 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016573 | Oversea-Chinese Banking Corp., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016573 | Shionogi & Co., Ltd
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016573 | Lloyds Banking Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016573 | ArcelorMittal SA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000016573 | Volvo AB
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000016573 | Ono Pharmaceutical Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000016573 | Holcim AG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016573 | Otsuka Holdings Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016573 | Infineon Technologies AG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016573 | Nintendo Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016573 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016573 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000016573 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000016573 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016573 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016573 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016573 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016573 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016573 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016573 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016573 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016573 | Japan
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000016573 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016573 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016573 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016573 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016573 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016573 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016573 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016573 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016573 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016573 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000016573 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016573 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016573 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%